Share-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended
	Sep. 30, 2018	May 18, 2018
Number of restricted stock awarded, value	$ 331
Successor [Member]
Share-based compensation	$ 300
Remaining amortized over period, description	The remaining balance will be amortized over a period of approximately 34 months on a straight-line basis
Successor [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock grant date fair value per shares	$ 11
Vest rateably on annual basic period	3 years
Vest rateably on annual basic period, description	1/3 of the shares vest at the anniversary of the grant date
2018 Long Term Incentive Plan [Member]
Ordinary shares reserved for issuance		5,000,000
2018 Long Term Incentive Plan [Member] | Successor [Member] | Restricted Stock Units (RSUs) [Member]
Number of restricted stock awarded	685,000
Number of restricted stock awarded, value	$ 7,500